                                                                           July 5, 2005

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:        Evergreen Select Money Market Trust (the “Trust”)
                                        Evergreen Institutional 100% Treasury Money Market Fund
                        Evergreen Institutional Money Market Fund
                        Evergreen Institutional Municipal Money Market Fund
                        Evergreen Institutional Treasury Money Market Fund
                        Evergreen Institutional U.S. Government Money Market Fund
                        Evergreen Prime Cash Management Money Market Fund
                                             Post-Effective Amendment No. 29 to Registration Statement
                                             No. 333-37227/811-08405

Dear Sir/Madam:

               Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectuses and Statement of Additional Information for the Fund that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information for the Fund contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 29 to Registration Statement Nos. 333-37227 / 811-08405) (the "Amendment") and (ii) the text of the Amendment was filed electronically via EDGAR on June 29, 2005, accession no. 0000907244-05-000219.

               If you have any questions or would like further information, please call me at (617) 210-3687.

                                                                           Very truly yours,

                                                                           /s/ Regina Brown

                                                                           Regina Brown